Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income		¥ 16,976,190	$ 2,663,935	¥ 12,330,235	¥ 21,431,126
Net income from discontinued operations					(7,962,519)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		3,275,727	514,033	3,457,782	2,613,782
Fair value change of equity security investments and other financial instruments		(471,880)	(74,048)	(720,565)	(751,693)
Impairment losses on investments and other intangible assets		100,424	15,759	58,395	177,567
Share-based compensation cost		3,041,492	477,276	2,663,489	2,404,089
(Reversal of)/Allowance for doubtful accounts/expected credit losses		265,930	41,730	40,600	(28,583)
Losses on disposal of property, equipment and software		54,052	8,482	6,482	5,122
Unrealized exchange (gains)/losses		488,604	76,673	3,102,492	(9,981)
Gains on disposal of long-term investments, business and subsidiaries		(186,920)	(29,332)	(27,063)	(98,489)
Deferred income taxes		407,948	64,016	88,179	150,629
Share of results on equity method investees and revaluation results from previously held equity interest		(1,573,068)	(246,849)	(302,602)	(4,322)
Fair value changes of short-term investments		(639,757)	(100,392)	(580,732)	(657,606)
Changes in operating assets and liabilities:
Accounts receivable		(1,186,586)	(186,201)	(530,413)	(11,314)
Inventories		(343,587)	(53,916)	29,699	415,057
Prepayments and other assets		640,349	100,485	(13,554)	(1,488,564)
Accounts payable		(155,262)	(24,364)	(86,352)	13,229
Salary and welfare payables		505,334	79,298	528,927	146,146
Taxes payable		255,060	40,024	1,126,648	(133,801)
Deferred revenue		1,351,261	212,042	2,342,916	883,742
Accrued liabilities and other payables		2,121,416	332,896	1,373,608	(182,646)
Net cash provided by continuing operating activities		24,926,727	3,911,547	24,888,171	16,910,971
Net cash provided by discontinued operating activities					305,487
Net cash provided by operating activities		24,926,727	3,911,547	24,888,171	17,216,458
Cash flows from investing activities:
Purchase of property, equipment and software		(1,601,830)	(251,362)	(1,055,572)	(1,209,477)
Proceeds from sale of property, equipment and software		71,524	11,224	17,540	60,601
Purchase of intangible assets, content and licensed copyrights		(1,508,179)	(236,666)	(2,234,915)	(2,119,307)
Net change of short-term investments with terms of three months or less		3,694,890	579,809	(1,655,930)	(1,023,165)
Purchase of short-term investments		(15,285,000)	(2,398,550)	(19,905,000)	(22,370,000)
Proceeds from maturities of short-term investments		13,235,845	2,076,993	24,126,210	20,225,342
Investment in equity method investees		(1,124,429)	(176,447)	(345,662)	(450,695)
Investment in other equity investments and acquisition of subsidiaries		(5,417,138)	(850,068)	(2,062,030)	(1,111,493)
Proceeds from disposal of investment in equity investees, businesses and subsidiaries		1,115,457	175,039	722,076	406,702
Placement/rollover of time deposits		(81,298,080)	(12,757,443)	(91,518,767)	(77,083,350)
Proceeds from maturity of time deposits		81,307,297	12,758,889	64,880,317	54,381,647
Change in other long-term assets		(268,651)	(42,157)	(160,674)	(42,345)
Amounts received from disposed businesses					9,031,051
Net cash used in continuing investing activities		(7,078,294)	(1,110,739)	(29,192,407)	(21,304,489)
Net cash used in discontinued investing activities					(832,252)
Net cash used in investing activities		(7,078,294)	(1,110,739)	(29,192,407)	(22,136,741)
Cash flows from financing activities:
Net changes from short-term loan with terms of three months or less		(442,207)	(69,392)	3,723,109	2,538,267
Proceeds of short-term and long-term loan		4,447,586	697,923	1,136,495	730,087
Repayment of short-term loan		(2,297,135)	(360,471)	(818,539)	(296,823)
Dividends paid to shareholders		(3,508,377)	(550,541)	(4,280,462)	(8,840,634)
Net amounts received from/(paid for) NetEase's issuance of shares in Hong Kong		(13,800)	(2,165)	21,911,815
Repurchase of redeemable noncontrolling interests				(462,650)
Proceeds from issuance of redeemable noncontrolling interest shareholders, net of issuance cost					5,242,180
Capital injection from noncontrolling interest shareholders		2,870,147	450,389	194,307	1,698,810
Dividends paid to noncontrolling interest shareholders		(731,250)	(114,749)
Cash refund received from/(paid for) repurchase of NetEase's ADSs/purchase of subsidiaries' ADSs and shares		(12,910,533)	(2,025,944)	(11,490,988)	10,638
Net cash provided by/(used in) financing activities	[1]	(12,585,569)	(1,974,950)	9,913,087	1,082,525
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies		(55,354)	(8,686)	161,894	29,080
Net (decrease)/increase in cash, cash equivalents and restricted cash		5,207,510	817,172	5,770,745	(3,808,678)
Cash, cash equivalents and restricted cash, beginning of the year		12,168,605	1,909,520	6,397,860	10,206,538
Cash, cash equivalents and restricted cash, end of the year		17,376,115	2,726,692	12,168,605	6,397,860
Less: Cash, cash equivalents and restricted cash of held for sales at end of the year					1,133
Cash, cash equivalents and restricted cash of continuing operations, end of the year		17,376,115		12,168,605	6,396,727
Supplemental disclosures of cash flow information of continuing operation:
Cash paid for income taxes, net of tax refund		3,547,299	556,649	2,046,119	3,193,802
Cash paid for interest expenses		187,628	29,443	246,051	431,395
Supplemental schedule of non-cash investing and financing activities of continuing operation:
Fixed asset purchases financed by accounts payable and accrued liabilities		¥ 698,192	$ 109,562	¥ 337,333	¥ 304,944

[1]	There is no financing activity from discontinued operations.